Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Oct. 09, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
C000213732
Account Value [Line Items]
Line Graph and Table Measure Name		HCM Defender 100 Index ETF
Account Value	$ 10,000	$ 24,731	$ 18,922	$ 14,809	$ 19,210	$ 12,111
C000213733
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index ETF
Account Value	$ 10,000	20,130	15,916	13,953	16,047	10,078
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ- 100 Total Return Index
Account Value	$ 10,000	26,622	20,358	15,292	19,205	13,304
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	20,193	16,212	13,556	15,166	10,772
HCM Defender 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Defender 100 Index
Account Value	$ 10,000	25,588	19,632	15,127	18,158	12,542
HCM Defender 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	HCM Defender 500 Index
Account Value	$ 10,000	$ 18,243	$ 15,084	$ 13,307	$ 15,005	$ 10,559